Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment reporting
	For the Year Ended December 31, 2019
	Business conducted by Adrie and is subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$452,733	$178,407	$631,140
Commission and fee income on guarantee services, net	-	3,789	3,789
Total interest and fee income	2,784,052	98,776	2,882,828
Interest expenses	(2,218,815)	-	(2,218,815)
Provision for loan losses	(2,244,601)	-	(2,244,601)
Net (loss) income from operation	$(1,226,631)	$280,972	$(945,659)
Depreciation	$(12,882)	$(2,302)	$(15,184)
Capital expenditures	$(833)	$-	$(833)
Income tax expense	$(185,762)	$(58,979)	$(244,741)
Segment (loss) profit from continuing operations	$(2,729,212)	$172,102	$(2,557,110)
Segment assets as of December 31, 2019	$3,113,525	$52,275,757	$55,389,282
	For the Year Ended December 31, 2018
	Business conducted by Adrie and is subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net income from operation, before interest expenses	$(2,053,966)	$-	$(2,053,966)
Interest expenses	(25,118)	-	(25,118)
Net fees income (loss) and revenues	$(2,079,084)	$-	$(2,079,084)
Depreciation	$(15,897)	$-	$(15,897)
Capital expenditures	$-	$-	$-
Income tax expense	$(17,635)	$-	$(17,635)
Segment loss from continuing operations	$(3,389,942)	$-	$(3,389,942)
Segment assets as of December 31, 2018	$95,668,530	$-	$95,668,530